Condensed Consolidated Statement of Changes in Equity (Unaudited) - GBP (£) £ in Millions	Total	Share capital	Share premium	Other equity instruments	Capital contribution reserve	Fair value	Cash flow hedging	Cost of hedging	Currency translation	Retained earnings
Beginning balance at Dec. 31, 2024	£ 13,773	£ 3,105	£ 5,620	£ 1,860	£ 0	£ (17)	£ (317)	£ 0	£ 1	£ 3,521
Profit after tax	551									551
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	6					6
- Cash flow hedges	450						450
- Cost of hedging	0
- Pension remeasurement	1									1
- Own credit adjustment	3									3
Total other comprehensive (expense)/income net of tax	460					6	450			4
Total comprehensive income	1,011					6	450			555
Issue of other equity instruments	500			500
Repurchase of other equity instruments	(500)			(500)
Dividends on preference shares and other equity instruments	(67)									(67)
Ending balance at Jun. 30, 2025	14,717	3,105	5,620	1,860	0	(11)	133	0	1	4,009
Beginning balance at Dec. 31, 2025	15,148	3,105	1,119	1,860	0	(6)	212	(20)	0	8,878
Profit after tax	374									374
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	10					10
- Cash flow hedges	(227)						(227)
- Cost of hedging	16							16
- Pension remeasurement	(30)									(30)
- Own credit adjustment	(2)									(2)
Total other comprehensive (expense)/income net of tax	(233)					10	(227)	16		(32)
Total comprehensive income	141					10	(227)	16		342
Issue of ordinary shares	1,600	1,600
Issue of other equity instruments	410			410
Repurchase of other equity instruments	(210)			(210)
Dividends on preference shares and other equity instruments	(73)									(73)
Ending balance at Jun. 30, 2026	£ 17,016	£ 4,705	£ 1,119	£ 2,060	£ 0	£ 4	£ (15)	£ (4)	£ 0	£ 9,147